Employee Benefits Expenses	12 Months Ended
Dec. 31, 2017
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Employee Benefits Expenses

NOTE 28—EMPLOYEE BENEFITS EXPENSES

Employee benefits expenses amounted to 3,626 million euros in 2017, 3,106 million euros in 2016 and 3,589 million euros in 2015, increasing by 520 million euros from 2016 to 2017 compared to a decrease of 483 million euros from 2015 to 2016.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Employee benefits expenses
Wages and salaries		2,056	2,116	2,296
Social security expenses		745	770	834
Other employee benefits		110	37	2

	(A)	2,911	2,923	3,132

Costs and provisions for temp work	(B)	—	—	—

Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives		28	10	11
Corporate restructuring expenses		680	156	439
Other		7	17	7

	(C)	715	183	457

Total	(A+B+C)	3,626	3,106	3,589

Employee benefits expenses mainly reflect expenses related to the Domestic Business Unit of 3,266 million euros in 2017, 2,759 million euros in 2016 and 3,206 million euros in 2015, and the Brazil Business Unit of 353 million euros in 2017, 336 million euros in 2016 and 349 million euros in 2015.

“Corporate restructuring expenses” totaled 680 million euros and mainly included the net impact connected with the commencement of the new company restructuring plan for TIM S.p.A., which will unfold over the entire period of the 2018–2020 Industrial Plan and is designed to support the digital transformation process by drawing on all measures provided by law. Specifically, the plan will involve, inter alia, the application of Article 4 (1–7ter) of Law 92 of June 28, 2012 (the “Fornero Law”) for executive and non-executive personnel (which provides for early retirement arrangements), as well as the use of measures for economic sustainability.

The average salaried workforce, including those with temporary work contracts, was 54,946 in 2017 (57,855 in 2016 and 61,553 in 2015). A breakdown by category is as follows:

	Year ended December 31,
	2017	2016	2015
	(Full time equivalent units)
Executives	707	837	892
Middle management	4,269	4,450	4,585
White collars	49,967	52,563	56,065
Blue collars	1	1	8

Employees on payroll	54,944	57,851	61,550
Employees with temp work contracts	2	4	3

Total average headcount of salaried workforce	54,946	57,855	61,553

Headcount in service at December 31, 2017, including those with temporary work contracts, was 59,429, 61,229 at December 31, 2016 and 65,867 at December 31, 2015, showing a decrease of 1,800 employees.